Net exchange-rate differences - Summary of Net exchange-rate differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Exchange Rate Differences [Abstract]
Other operating income and (expenses), net (Note 9)	$ (2,991)	$ (3,776)	$ 662
Finance income and expenses (Note 10)	7,825	13,112	12,661
Exchange-rate differences—net	$ (4,834)	$ (9,336)	$ 13,323